Leases - Leaseback (Detail)	3 Months Ended
Jun. 30, 2012 period property
Leaseback
Number of additional renewal periods | period	4
Fibra Uno
Leaseback
Number of properties sold | property	220
Term of operating lease	20 years
Term of renewal periods	5 years